Stockholders' Equity (Common Stock) (Detail Textuals 1) (USD $)	0 Months Ended	1 Months Ended						9 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended			3 Months Ended
	Mar. 07, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	May 31, 2012	Mar. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	May 31, 2014	Apr. 30, 2014	Sep. 30, 2014	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Common stock, shares authorized			180,000,000	180,000,000				180,000,000	180,000,000	180,000,000				180,000,000
Proceeds from sales of common shares and warrants, net	$ 6,000,000									$ 1,112,000
Number of common shares issued during period through exercise of warrants		70,000
Fair value of shares to be issued				650,000						650,000	1,900,000
Number of warrants issued									5,100,800	7,770,793
Shares issued for cashless exercise						400,000				400,000
Price of shares issued for cashless exercise						810,000				810,000
Exercise price of warrants	$ 0.75		$ 0.89	$ 0.28		$ 0.28	$ 0.75		$ 0.89	$ 0.28
Reclassification of fair value liability for price adjustable warrants exercised						490,000		1,916,000		488,000
Value of shares issued to landlord					1,500,000
Amount owned from vendors										1,600,000
Common stock shares reserve for settlement of loan										3,900,000
Outstanding amount of loan from vendor										1,200,000
Shares issued during period for settlement of outstanding amounts due to vendors										3,800,000
Shares to be issued during period for settlement of outstanding amounts due to vendor										100,000
Value of shares issued during period for settlement of outstanding amounts due to vendors										40,000
Issuance of immediately vested restricted common stock to remaining non-officer employees				360,000
Compensation charge				200,000
Number of voting right								One vote	one vote
Stock issued to employees under ESPP							3,908
Shares issued during the period in settlement of amounts due under employment agreement and accrued management fees			2,692,000
Director
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology											80,000
Value of shares issued for services											30,000
Consultants
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology								30,000			30,000		30,000
Value of shares issued for services								30,000			10,000		30,000
Payment per month of common shares												5,000
Employees and board members
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology											2,700,000
Value of shares issued for services											1,000,000
Scientific advisory board members
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology											100,000
Value of shares issued for services											30,000
Subsequent Event
Stockholders Equity Note [Line Items]
Proceeds from sales of common shares and warrants, net	6,000,000
Number of common shares issued during period through exercise of warrants									1,200,000
Fair value of shares to be issued	1,100,000
Exercise price of warrants	$ 0.75
2012 compromise and release agreement
Stockholders Equity Note [Line Items]
Number of share issued to vendor											100,000
Value of share issued to vendor											10,000
2012 compromise and release agreement | Vendor
Stockholders Equity Note [Line Items]
Number of shares issued in settlement of outstanding payable														50,000
Fair value of shares issued in settlement of outstanding payable														60,000
Novosom
Stockholders Equity Note [Line Items]
Description of consideration for sub-licensed lipid-delivery technology								As part of the asset purchase agreement that we entered into with Novosom in July 2010, we are obligated to pay Novosom 30% of any payments received by us for sub-licensed SMARTICLES® technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.	As part of the Novosom agreement we are obligated to pay Novosom 30% of any payments received by us for sub-licensed lipid-delivery technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.
Shares issued as consideration for sub-licensed lipid-delivery technology					340,000						960,000
Fair value of shares issued					110,000
Commitment of additional issuance of shares for future			500,000		510,000
Value of shares issued for services											1,500,000
Terminated purchase agreement
Stockholders Equity Note [Line Items]
Proceeds from sales of common shares and warrants, net							1,800,000
Share-based compensation issued, shares							1,500,000
Stock Purchase Agreement
Stockholders Equity Note [Line Items]
Proceeds from sales of common shares and warrants, net															1,800,000
Public Offering
Stockholders Equity Note [Line Items]
Proceeds from sales of common shares and warrants, net							$ 1,100,000
Shares issued during period							1,600,000
Number of common shares issued during period through exercise of warrants							800,000
Sales price per share of common stock sold through offering							$ 0.75
Public Offering | Series A Warrants
Stockholders Equity Note [Line Items]
Exercise price of warrants				$ 0.28						$ 0.28